Troubled Debt Restructurings that Have Defaulted (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 0
Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0
Wholesale loans
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 0